Expense Example {- Fidelity Flex Inflation-Protected Bond Index Fund} - 12.31 Fidelity Flex Inflation-Protected Bond Index Fund PRO-09 - Fidelity Flex Inflation-Protected Bond Index Fund - Fidelity Flex Inflation-Protected Bond Index Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none